Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Central Index Key	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jan 11, 2011

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Large-Cap Core Equity Fund

Supplement dated June 30, 2011
to the Prospectus dated January 11, 2011

Effective July 1, 2011, the Fund's Annual Fund Operating Expenses will be capped. In addition, effective July 1, 2011, the Distributor of the Fund has agreed to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. To reflect these changes, the Summary Section of the Fund's Prospectus is hereby revised, as explained below:

The table entitled "Annual Fund Operating Expenses" is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.65	.65	.65	.65	.65	.65	.65
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.53	.53	.53	.53	.53	.53	.53
= Total annual Fund operating expenses	1.48	2.18	2.18	1.68	2.18	2.18	1.18
- Fee waiver or expense reimbursement	(.28)	(.23)	(.23)	(.23)	(.23)	(.23)	(.23)
= Net annual Fund operating expenses	1.20	1.95	1.95	1.45	1.95	1.95	.95

The table entitled "Example" is deleted in its entirety and the following new table is substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$966	$1,288	$2,199	$666	$966	$1,288	$2,199
Class B	$698	$960	$1,249	$2,235	$198	$660	$1,149	$2,235
Class C	$298	$660	$1,149	$2,495	$198	$660	$1,149	$2,495
Class L	$714	$1,053	$1,415	$2,430	$714	$1,053	$1,415	$2,430
Class M	$798	$1,060	$1,349	$2,318	$198	$660	$1,149	$2,318
Class X	$798	$1,060	$1,449	$2,495	$198	$660	$1,149	$2,495
Class Z	$97	$352	$627	$1,411	$97	$352	$627	$1,411

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

PRUDENTIAL LARGE-CAP CORE EQUITY FUND
Annual Fund Operating Expenses PRUDENTIAL LARGE-CAP CORE EQUITY FUND	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.48%	2.18%	2.18%	1.68%	2.18%	2.18%	1.18%
- Fee waiver or expense reimbursement	(0.28%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)
= Net annual Fund operating expenses	1.20%	1.95%	1.95%	1.45%	1.95%	1.95%	0.95%

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Expense Example PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	966	1,288	2,199
Class B	698	960	1,249	2,235
Class C	298	660	1,149	2,495
Class L	714	1,053	1,415	2,430
Class M	798	1,060	1,349	2,318
Class X	798	1,060	1,449	2,495
Class Z	97	352	627	1,411

Expense Example, No Redemption PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	966	1,288	2,199
Class B	198	660	1,149	2,235
Class C	198	660	1,149	2,495
Class L	714	1,053	1,415	2,430
Class M	198	660	1,149	2,318
Class X	198	660	1,149	2,495
Class Z	97	352	627	1,411

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Jan 11, 2011
Supplement [Text Block]	cik0001070287_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Large-Cap Core Equity Fund

Supplement dated June 30, 2011
to the Prospectus dated January 11, 2011

Effective July 1, 2011, the Fund's Annual Fund Operating Expenses will be capped. In addition, effective July 1, 2011, the Distributor of the Fund has agreed to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. To reflect these changes, the Summary Section of the Fund's Prospectus is hereby revised, as explained below:

The table entitled "Annual Fund Operating Expenses" is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.65	.65	.65	.65	.65	.65	.65
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.53	.53	.53	.53	.53	.53	.53
= Total annual Fund operating expenses	1.48	2.18	2.18	1.68	2.18	2.18	1.18
- Fee waiver or expense reimbursement	(.28)	(.23)	(.23)	(.23)	(.23)	(.23)	(.23)
= Net annual Fund operating expenses	1.20	1.95	1.95	1.45	1.95	1.95	.95

The table entitled "Example" is deleted in its entirety and the following new table is substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$966	$1,288	$2,199	$666	$966	$1,288	$2,199
Class B	$698	$960	$1,249	$2,235	$198	$660	$1,149	$2,235
Class C	$298	$660	$1,149	$2,495	$198	$660	$1,149	$2,495
Class L	$714	$1,053	$1,415	$2,430	$714	$1,053	$1,415	$2,430
Class M	$798	$1,060	$1,349	$2,318	$198	$660	$1,149	$2,318
Class X	$798	$1,060	$1,449	$2,495	$198	$660	$1,149	$2,495
Class Z	$97	$352	$627	$1,411	$97	$352	$627	$1,411

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,199
1 Year	rr_ExpenseExampleNoRedemptionYear01	666
3 Years	rr_ExpenseExampleNoRedemptionYear03	966
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,199
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,235
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,235
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,495
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class L
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	2,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,053
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,430
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,060
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,318
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,318
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,060
5 Years	rr_ExpenseExampleYear05	1,449
10 Years	rr_ExpenseExampleYear10	2,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,495
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,411
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	352
5 Years	rr_ExpenseExampleNoRedemptionYear05	627
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,411
PRUDENTIAL LARGE-CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001070287_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Large-Cap Core Equity Fund

Supplement dated June 30, 2011
to the Prospectus dated January 11, 2011

Effective July 1, 2011, the Fund's Annual Fund Operating Expenses will be capped. In addition, effective July 1, 2011, the Distributor of the Fund has agreed to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. To reflect these changes, the Summary Section of the Fund's Prospectus is hereby revised, as explained below:

The table entitled "Annual Fund Operating Expenses" is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.65	.65	.65	.65	.65	.65	.65
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.53	.53	.53	.53	.53	.53	.53
= Total annual Fund operating expenses	1.48	2.18	2.18	1.68	2.18	2.18	1.18
- Fee waiver or expense reimbursement	(.28)	(.23)	(.23)	(.23)	(.23)	(.23)	(.23)
= Net annual Fund operating expenses	1.20	1.95	1.95	1.45	1.95	1.95	.95

The table entitled "Example" is deleted in its entirety and the following new table is substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$966	$1,288	$2,199	$666	$966	$1,288	$2,199
Class B	$698	$960	$1,249	$2,235	$198	$660	$1,149	$2,235
Class C	$298	$660	$1,149	$2,495	$198	$660	$1,149	$2,495
Class L	$714	$1,053	$1,415	$2,430	$714	$1,053	$1,415	$2,430
Class M	$798	$1,060	$1,349	$2,318	$198	$660	$1,149	$2,318
Class X	$798	$1,060	$1,449	$2,495	$198	$660	$1,149	$2,495
Class Z	$97	$352	$627	$1,411	$97	$352	$627	$1,411

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 11, 2011